[UBS GLOBAL ASSET MANAGEMENT LOGO]

    The UBS Funds

    UBS U.S. Small Cap Growth Fund
     Prospectus
     September 30, 2002
     (as revised September 15, 2003)

      This prospectus offers Class A, Class B, Class C and Class Y shares of the Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
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UBS U.S. Small Cap Growth Fund
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Contents

                                                    PAGE
                                                    ----

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND
     Investment Objective, Strategies, Securities
     Selection and Risks..........................  2
     Performance..................................  4
     Expenses and Fee Tables......................  6

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  8
     --Flexible Pricing
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND
     Management...................................  18
     Dividends and Taxes..........................  19
     Supplemental Investment Advisor Performance
     Information..................................  20
     Financial Highlights.........................  23
     Where to learn more about the Fund...........  Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

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UBS Global Asset Management                                                    1
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Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Sub-Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Sub-Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Sub-Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in

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  the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

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UBS Global Asset Management                                                    3
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Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                 -6.70%
1999                 41.70%
2000                 22.44%
2001                -10.23%

Total Return January 1 to June 30, 2002: -7.72%
Best quarter during calendar years shown: 4th Quarter 1999: 32.94% Worst quarter during calendar years shown: 3rd Quarter 1998: -23.86%

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AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                     1 YEAR      LIFE OF CLASS
----------------------------------------  --------------  --------------
Return Before Taxes.....................          -10.23%           7.70%
Return After Taxes on Distributions.....          -11.12%           5.71%
Return After Taxes on Distributions and
  Sale of Fund Shares...................           -5.74%           5.52%
Russell 2000 Growth Index* (1)..........           -9.23%          -1.54%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
----------------------------------------
Return Before Taxes.....................          -15.54%          13.36%
Russell 2000 Growth Index* (1)..........           -9.23%           0.25%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

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UBS Global Asset Management                                                    5
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Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%*     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      1.00%       1.00%       1.00%       1.00%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.52%       0.54%       0.54%       0.49%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.77%       2.54%       2.54%       1.49%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.37%       0.39%       0.39%       0.34%
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.40%       2.15%       2.15%       1.15%
                                                               ========    ========    ========    ========

  * The 1.00% front-end sales charge on Class C shares will be eliminated effective September 30, 2003.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
*** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. **** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $685     $1,043     $1,424      $2,490
Class B (assuming sale of all shares at end of period)......      718      1,053      1,516       2,484
Class B (assuming no sale of shares)........................      218        753      1,316       2,484
Class C (assuming sale of all shares at end of period)......      416        846      1,402       2,918
Class C (assuming no sale of shares)........................      316        846      1,402       2,918
Class Y.....................................................      117        438        781       1,750

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UBS Global Asset Management                                                    7
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Managing Your Fund Account

FLEXIBLE PRICING

The Fund offers four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund. Class Y shares are only available to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A, Class B and Class C shares of the Fund under Rule 12b-1 that allow the Fund to pay service and (for Class B and Class C shares) distribution fees for the sale of the Fund's shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in the Fund. Class A shares pay an annual service fee of 0.25% of average net assets, but they pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the Fund are described in the following table:

CLASS A SALES CHARGES

                                      SALES CHARGE AS A
                                        PERCENTAGE OF:     REALLOWANCE TO
                                     --------------------  SELECTED DEALERS
                                     OFFERING  NET AMOUNT  AS PERCENTAGE OF
AMOUNT OF INVESTMENT                 PRICE     INVESTED    OFFERING PRICE
--------------------                 --------  ----------  ----------------
Less than $50,000..................    5.50%       5.82%            5.00%
$50,000 to $99,999.................    4.50        4.71             4.00
$100,000 to $249,999...............    3.50        3.63             3.00
$250,000 to $499,999...............    2.50        2.56             2.00
$500,000 to $999,999...............    2.00        2.04             1.75
$1,000,000 and over (1)............    None        None       Up to 1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the Fund's Automatic Cash Withdrawal Plan are not subject to this charge.
(2) UBS Global AM pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

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Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                        PERCENTAGE (BASED ON AMOUNT OF
                                     INVESTMENT) BY WHICH THE SHARES' NET
                                          ASSET VALUE IS MULTIPLIED:
                                ----------------------------------------------
                                LESS        $100,000    $250,000    $500,000
IF YOU SELL                     THAN        TO          TO          TO
SHARES WITHIN:                  $100,000    $249,999    $499,999    $999,999
--------------                  ----------  ----------  ----------  ----------
1st year since purchase.......  5%          3%          3%          2%
2nd year since purchase.......  4%          2%          2%          1%
3rd year since purchase.......  3%          2%          1%          None
4th year since purchase.......  2%          1%          None        None
5th year since purchase.......  2%          None        None        None
6th year since purchase.......  1%          None        None        None
7th year since purchase.......  None        None        None        None

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase $500,000 or more but less than $1 million. TO QUALIFY FOR THE LOWER DEFERRED SALES CHARGE AND SHORTER CONVERSION SCHEDULE, YOU MUST MAKE THE INDICATED INVESTMENT AS A SINGLE PURCHASE.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global AM serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Fund after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

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UBS Global Asset Management                                                    9
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CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table.* This sales charge is paid at the time of the purchase and is not invested in the Fund.

   SALES CHARGE AS A PERCENTAGE OF     REALLOWANCE TO SELECTED DEALERS
 OFFERING PRICE   NET AMOUNT INVESTED  AS PERCENTAGE OF OFFERING PRICE
 --------------   -------------------  -------------------------------
       1.00%              1.01%                      1.00%

  * The 1.00% front-end sales charge on Class C shares will be eliminated effective September 30, 2003.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

CLASS A FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serves as principal underwriter if you:

    - Originally paid a front-end sales charge on the shares; and

    - Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charge will also not apply to Class A purchases by or through:

 2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serves as principal underwriter.

 3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

 4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

 5. Broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

 6. Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial

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   institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

 7. Insurance company separate accounts.

 8. Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

 9. Reinvestment of capital gains distributions and dividends.

10. College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC") whose sponsors or administrators have entered into an agreement with UBS Global AM or any of its affiliates to perform advisory or administrative services.

11. A UBS Financial Services Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

    - you were the Financial Advisor's client at the competing brokerage firm;

    - within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

    - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

CLASS C FRONT-END SALES CHARGE* WAIVERS. Front-end sales charges will be waived if you buy Class C shares through a UBS Financial Services Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

- you were the Financial Advisor's client at the competing brokerage firm;

- within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

* The 1.00% front-end sales charge on Class C shares will be eliminated effective September 30, 2003.

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UBS Global Asset Management                                                   11
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CLASS A, CLASS B AND CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE WAIVERS.
The contingent deferred sales charge will be waived for:

- Redemptions of Class A shares by former holders of Class N shares;

- Exchanges between funds for which UBS Global AM or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

- Redemptions following the death or disability of the shareholder or beneficial owner;

- Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

    - are limited annually to no more than 12% of the original account value;

    - are made in equal monthly amounts, not to exceed 1% per month; and

    - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

- Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES

RIGHT OF ACCUMULATION

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B and/or Class C shares of Family Funds (please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent) already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B and/or
Class C shares as well as those Class A, Class B and/or Class C shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B and/or Class C shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B and/or Class C shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM at any time as to purchases occurring thereafter.

LETTER OF INTENT

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent,

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B and/or Class C shares made not more than three months prior to the date that investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, and must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global Asset Management or from investment professionals. Investors should read the Letter of Intent carefully.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the Fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the Fund's Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

- Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

- Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

- Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

- Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

- Banks, registered investment advisors and other financial institutions purchasing fund shares for

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

  their clients as part of a discretionary asset allocation model portfolio;

- Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of the Fund through the program;

- College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds; and

- Other investors as approved by the Fund's Board of Trustees.

- Shareholders who invest a minimum initial amount of $5 million in the Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums; and

- Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

- Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);

- Buying shares through the transfer agent as described below; or

- Opening an account by exchanging shares from another Family Fund.

The Fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.

THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS

As mentioned above, the Fund has entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Fund. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Fund.

The Advisor or its affiliates, may, from their own resources, compensate Service Providers for services performed with respect to the Fund's Class Y

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

MINIMUM INVESTMENTS

Class A, Class B and Class C shares:

To open an account................................  $    1,000
To add to an account..............................  $      100

The Fund may waive or reduce these amounts for:

- Employees of UBS Global AM or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund's automatic investment plan.

MARKET TIMERS. The interests of the Fund's long-term shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When UBS Global AM believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, UBS Global AM and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM believes to be a market timer.

SELLING SHARES

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the Fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Fund's transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

The Fund reserves the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder accounts. Therefore, the Fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

more within 60 days. The Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the Fund may not be able to maintain your account. If the Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global Asset Management reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Fund's transfer agent, you may exchange your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the Fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Fund's transfer agent. Your letter must include:

- Your name and address;

- Your account number;

- The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Family Fund whose shares you want to buy;

- The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP),

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

  Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

    PFPC Inc.
    Attention: UBS Mutual Funds
    760 Moore Road
    King of Prussia, PA 19406

You do not have to complete an application when you make additional investments in the same Fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. The Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value of its portfolio securities. The Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Fund's Board of Trustees. The Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. The Fund may own securities including some securities that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. If the Fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the Fund may use fair value methods to reflect those changes. This policy is intended to assure that the Fund's net asset value fairly reflects security values as of the time of pricing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Management

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS Global Asset Management (Americas) Inc. (the "Advisor"), a Delaware corporation located at One North Wacker Drive Chicago, IL 60606, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of June 30, 2003, the Advisor had approximately $36.6 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The Advisor employs its affiliate, UBS Global Asset Management (New York) Inc. (the "Sub-Advisor"), to serve as sub-advisor to the UBS U.S. Small Cap Growth Fund. The Sub-Advisor is also a subsidiary of UBS. As of June 30, 2003, the Sub-Advisor had approximately $12.3 billion in assets under management. The Sub-Advisor is located at 51 West 52nd Street, New York, NY 10019-6114.

Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for managing the investment and reinvestment of the Fund's portfolio, including placing orders for the purchase and sale of portfolio securities. The Sub-Advisor also furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board of Trustees and officers.

PORTFOLIO MANAGEMENT

Investment decisions for the Fund are made by investment management teams at the Advisor and Sub-Advisor. No member of any investment management team is primarily responsible for making recommendations for portfolio purchases.

ADVISORY FEES

The investment advisory fee (expressed as a percentage of average net assets) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by the Fund is 1.00%.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that total operating expenses (excluding 12b-1 fees) of the Fund do not exceed 1.15%. The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Fund's fiscal year ending June 30, 2004. Thereafter, the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund.

ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM"), located at 51 West 52nd Street, New York, NY 10019-6114, is the administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS. The Fund pays UBS Global AM at the annual contract rate of 0.075% of its average daily net assets for administrative services.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS AND DISTRIBUTIONS

Income dividends are normally declared, and paid, by the Fund annually. Capital gains, if any, are distributed in December. The amount of any distributions will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of the Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of the Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you invest in the Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

- provide your correct social security or taxpayer identification number,

- certify that this number is correct,

- certify that you are not subject to backup withholding, and

- certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes the Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Supplemental Investment Advisor Performance Information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages the Fund, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The table below provides performance information for composites of other advisory accounts ("Account Composite Performance") managed by the Advisor in a substantially similar manner to the way in which the Advisor manages the Fund's assets. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect the Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect the Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50%. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is provided as well for each composite.

Please note that the Account Composite Performance is not the Fund's own historical performance. The Account Composite Performance should not be considered a substitute for the Fund's performance, and the Account Composite Performance is not necessarily an indication of the Fund's future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NET            NET         GROSS       BENCHMARK
 YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1994++          1.05%          6.91%       7.53%          3.24%
1995           16.20%         22.96%      24.65%         28.44%
1996           11.58%         18.08%      19.71%         16.50%
1997           15.71%         22.45%      24.14%         22.36%
1998          -16.06%        -11.17%      -9.91%         -2.55%
1999           36.89%         44.86%      46.83%         21.26%
2000           16.95%         23.76%      25.47%        -20.54%
2001          -16.07%        -11.18%      -9.92%         -9.23%
2002          -21.08%        -16.48%     -15.79%        -30.05%

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -22.14%            -17.61%            -16.44%               -30.61%
5 years.......................             3.08%              4.25%              5.71%                -8.75%
Since inception...............             9.86%             10.64%             12.18%                 1.51%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000, the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1994++........................             1.03%              6.91%             7.53%                  3.24%
1995..........................            16.20%             22.96%            24.65%                 28.44%
1996..........................            11.58%             18.08%            19.71%                 16.50%
1997..........................            15.71%             22.45%            24.14%                 22.36%
1998..........................           -16.06%            -11.17%            -9.91%                 -2.55%
1999..........................            36.89%             44.86%            46.83%                 21.26%
2000..........................            16.95%             23.76%            25.47%                -20.54%
2001..........................           -16.07%            -11.18%            -9.92%                 -9.23%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000 the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The UBS U.S. Small Cap Growth Fund (the "Successor Fund") is successor to the UBS Small Cap Fund (the "Predecessor Fund"). The Predecessor Fund, prior to its merger into the Successor Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Fund had a fiscal year ending on December 31. On December 18, 1998, following the approval of the shareholders of the Predecessor Fund of an agreement and plan of reorganization, the UBS Small Cap Fund series of UBS Private Investor Funds, Inc. was reorganized and merged into the UBS U.S. Small Cap Growth Fund of the Trust. (This transaction is referred to as the "Reorganization".) The Successor Fund had no operations prior to the Reorganization. The Successor Fund has a fiscal year ending on June 30.

The selected financial information in the following table, for the year ended June 30, 2002, has been audited by the Fund's independent auditors, Ernst & Young LLP, whose unqualified report thereon (the "Report") appears in the Fund's Annual Report to Shareholders dated June 30, 2002 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Successor Fund's financial statements for the fiscal year ended June 30, 2002 and Report are incorporated by reference into the SAI.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                             CLASS A (FORMERLY CLASS N)
                                             -----------------------------------------------------------
                                                      YEAR ENDED JUNE 30,                   FOR THE
                                             -------------------------------------       PERIOD ENDED
                                               2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $  11.76      $  16.20      $   9.16          $   8.80
                                             --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.11)*       (0.09)        (0.08)*           (0.04)
  Net realized and unrealized gain
    (loss)..............................        (1.42)        (1.52)         7.12              0.40
                                             --------      --------      --------          --------
    Total income (loss) from investment
      operations........................        (1.53)        (1.61)         7.04              0.36
                                             --------      --------      --------          --------
Less distributions:
  Distributions from net realized
    gains...............................        (0.44)        (2.83)           --                --
                                             --------      --------      --------          --------
Net asset value, end of period..........     $   9.79      $  11.76      $  16.20          $   9.16
                                             ========      ========      ========          ========
Total return+...........................     (13.18)%      (11.00)%        76.86%             4.09%#
                                             ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  1,789      $      2      $      2          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.69%         1.48%         1.56%             1.57%**
  After expense reimbursement and
    earnings credits....................        1.40%         1.40%         1.40%             1.40%**
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (1.35)%       (0.87)%       (1.01)%             (0.87)%**
  After expense reimbursement and
    earnings credits....................      (1.06)%       (0.79)%       (0.85)%             (0.70)%**
Portfolio turnover rate.................          71%           93%          104%               71%

(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.18
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.11)**
  Net realized and unrealized gain................            0.12
                                                          --------
    Total income from investment operations.......            0.01
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.44)
                                                          --------
Net asset value, end of period....................        $   9.75
                                                          ========
Total return......................................         (0.11)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    656
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.46%***
  After expense reimbursement and earnings
    credits.......................................           2.15%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (1.93)%***
  After expense reimbursement and earnings
    credits.......................................           (1.62)%***
Portfolio turnover rate...........................             71%

  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.37
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.10)**
  Net realized and unrealized loss................           (0.09)
                                                          --------
    Total loss from investment operations.........           (0.19)
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.44)
                                                          --------
Net asset value, end of period....................        $   9.74
                                                          ========
Total return......................................         (2.04)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    410
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.46%***
  After expense reimbursement and earnings
    credits.......................................           2.15%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (1.90)%***
  After expense reimbursement and earnings
    credits.......................................           (1.59)%***
Portfolio turnover rate...........................             71%

  * For the period November 19, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                                  CLASS Y (FORMERLY CLASS I)
                                             ---------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                      YEAR ENDED JUNE 30,                ENDED         YEAR ENDED
                                             -------------------------------------      JUNE 30,      DECEMBER 31,
                                               2002          2001          2000         1999(A)         1998(B)
                                             ---------     ---------     ---------     ----------     ------------
Net asset value, beginning of period....     $  11.86      $  16.27      $   9.18       $   8.80        $   9.44
                                             --------      --------      --------       --------        --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.09)*       (0.07)        (0.03)*        (0.02)          (0.02)
  Net realized and unrealized gain
    (loss)..............................        (1.41)        (1.51)         7.12           0.40           (0.57)
                                             --------      --------      --------       --------        --------
    Total income (loss) from investment
      operations........................        (1.50)        (1.58)         7.09           0.38           (0.59)
                                             --------      --------      --------       --------        --------
Less distributions:
  Distributions from net realized
    gains...............................        (0.44)        (2.83)           --             --           (0.05)
                                             --------      --------      --------       --------        --------
Net asset value, end of period..........     $   9.92      $  11.86      $  16.27       $   9.18        $   8.80
                                             ========      ========      ========       ========        ========
Total return+...........................     (12.90)%      (10.74)%        77.23%          4.32%#        (6.70)%
                                             ========      ========      ========       ========        ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 36,318      $ 44,057      $ 50,975       $ 35,211        $ 22,607
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.41%         1.23%         1.31%          1.32%**         1.69%
  After expense reimbursement and
    earnings credits....................        1.15%         1.15%         1.15%          1.15%**         1.20%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (1.07)%       (0.62)%       (0.76)%          (0.62)%**     (0.76)%
  After expense reimbursement and
    earnings credits....................      (0.81)%       (0.54)%       (0.60)%          (0.45)%**     (0.27)%
Portfolio turnover rate.................          71%           93%          104%            71%             N/A

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)  Reflects 10 for 1 share split effective December 9, 1998.
N/A  = Information is not available for periods prior to reorganization.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

If you want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You may discuss your questions about the Fund by contacting your investment professional. You may obtain free copies of the Fund's annual and semi-annual reports and the SAI by contacting the Fund directly at 1-800-647-1568.

You may review and copy information about the Fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  UBS U.S. Small Cap
  Growth Fund
   Prospectus

The UBS Funds
Investment Company Act File No. 811-6637
-C- 2003 UBS Global Asset Management (US) Inc.
All rights reserved.

    September 30, 2002
    (as revised September 15, 2003)